DREYFUS VARIABLE INVESTMENT FUND

-OPPORTUNTISTIC SMALL CAP PORTFOLIO

Incorporated herein by reference is a supplement to the Fund’s summary and statutory prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 17, 2013 (SEC Accession No. 0000813383-13-000032).